Statements of Cash Flows (USD $)	9 Months Ended
Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	$ (919,123)
Adjustments to reconcile net (loss ) to net cash (used in) operating activities:
Depreciation	228
Preferred stock issued for services	24,998
Common stock issued for services	195,412
Options issued for services	612,387
Changes in operating assets and liabilities
Prepaid expense	(800)
Accrued payroll tax	1,846
Net Cash (Used in) Operating Activities	(85,052)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for equipment	(1,522)
Net Cash (Used in) Investing Activities	(1,522)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of preferred stock for cash	150,000
Proceeds from short term borrowing-related party	17,053
Net Cash Provided by Financing Activities	167,053
NET INCREASE IN CASH	80,479
CASH AT BEGINNING OF PERIOD
CASH AT END OF YEAR	80,479
NON-CASH FINANCING ACTIVITIES
Repayment of short term borrowing - related party through issuance of preferred stock	$ 17,053